SHARE PREMIUM ACCOUNT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure For Share Premium Account Explanatory [Abstract]
Schedule of Share Premium Account

	The Group and the Bank
	2021	2020	2019
	£m	£m	£m
At 1 January and 31 December	600	600	600